LOOMIS SAYLES FUNDS II

May 20, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds II

(File Nos.: 033-39133 and 811-06241)

Dear Sir or Madam:

On behalf of Loomis Sayles Funds II, transmitted for filing, pursuant to Rule 497(e) under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Loomis Sayles Disciplined Equity Fund, Loomis Sayles Global Equity and Income Fund, Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles International Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Strategic Income Fund and Loomis Sayles Value Fund (the “Funds”). These exhibits contain the amended risk/return summary information in the prospectus for the Fund dated February 1, 2011, supplemented as of May 2, 2011, as filed under Rule 497(e) on May 2, 2011.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary

Loomis Sayles Funds II

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase